EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2021
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD	24. EVENTS AFTER THE REPORTING PERIOD Refer to Note 23 for potential adverse effects of economic instability and sanctions in Russia.